Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Accruals	$ 912	$ 1,085
Trade	608	954
Interest	77	49
Partner Advances	175	16
Employee Long-Term Incentives	130	60
Joint Operations Payable	6	2
Risk Management	58	2
Onerous Contract Provisions	26	17
Other	26	44
Accounts payable and accrued liabilities	$ 2,018	$ 2,229